SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /
                                                                    ---

         Pre-Effective Amendment No.                               /   /
         Post-Effective Amendment No.                              /   /
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT            / X /
OF 1940
         Amendment No.                                             /   /
                        (Check appropriate box or boxes.)

           ALPHA ANALYTICS INVESTMENT TRUST - FILE NOS. 333- AND 811-
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           1901 AVENUE OF THE STARS, SUITE 123, LOS ANGELES, CA 90067
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (310) 556-4660
                                                           --------------

              ROBERT E. GIPSON, ALPHA ANALYTICS INVESTMENT TRUST,
           1901 AVENUE OF THE STARS, SUITE 123, LOS ANGELES, CA 90067
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: December 1, 1998.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                        ALPHA ANALYTICS INVESTMENT TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                           ALPHA ANALYTICS VALUE FUND
                      ALPHA ANALYTICS SMALL CAP QUANT FUND

ITEM                       SECTION IN COMBINED PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies and
                           Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None
  6........................Cover Page, Dividends and Distributions, Taxes,
                           General Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund, How to Redeem Shares
  8........................How to Redeem Shares
  9........................None..
 13........................Investment Objective and Strategies and Risk
                           Considerations
 15........................General Information


                           SECTION IN STATEMENT OF
ITEM                       ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust
 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants, Trustees and Officers
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                                                PROSPECTUS _______________, 1998

                        ALPHA ANALYTICS INVESTMENT TRUST
                           ALPHA ANALYTICS VALUE FUND
                      ALPHA ANALYTICS SMALL CAP QUANT FUND

                       1901 Avenue of the Stars, Suite 123
                              Los Angeles, CA 90067

               For Information, Shareholder Services and Requests:
                                 (888) ___-____

ALPHA ANALYTICS VALUE FUND: The investment objective of Alpha Analytics Value Fund is to provide long term capital appreciation. The Fund seeks to achieve its objective by pursuing a relative value philosophy, investing in stocks of companies that possess above-average financial characteristics in terms of balance sheet strength and profitability measures and that are attractively priced relative to the market and to the prices at which such stocks have sold on a historical basis. The Fund's sub-adviser uses fundamental analysis to select quality companies that are selling at the low end of their historical relative valuation levels based on price/earnings, price/book, price/sales, and price/cash flow analysis.

ALPHA ANALYTICS SMALL CAP QUANT FUND: The investment objective of Alpha Analytics Small Cap Quant Fund is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing in stocks which have characteristics empirically associated with growth in share price. The Fund's adviser uses a computer-driven quantitative investment model developed by the Fund's portfolio manager to evaluate stocks based on value and momentum indicators.

         The Funds are "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. Shareholders are charged a redemption fee in some cases. Each Fund is one of the mutual funds comprising Alpha Analytics Investment Trust, an open-end management investment company.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated ___________________, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY.

         Shareholders should be aware that each Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. The Funds do impose a redemption fee on shares redeemed less than one year from the date of purchase. Unlike most other mutual funds, the Funds do not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor do they pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

                                                          ALPHA          ALPHA
                                                        ANALYTICS     ANALYTICS
SHAREHOLDER TRANSACTION EXPENSES                       VALUE FUND     SMALL CAP
                                                                      QUANT FUND
                                                       -------------------------

Sales Load Imposed on Purchases                              None        None
Sales Load Imposed on Reinvested Dividends                   None        None
Deferred Sales Load                                          None        None
Maximum Redemption Fees (as a % of redemption amount)(1)     2.00%       2.00%
Exchange Fees
                                                             None        None
ANNUAL FUND OPERATING EXPENSES

(as a percentage of average net assets)
Management Fees                                               1.30%     1.30%
12b-1 Charges                                                 None       None
Other Expenses2                                               0.00%     0.00%
Total Fund Operating Expenses3                                1.30%     1.30%


(1) EACH FUND CHARGES A REDEMPTION FEE OF 2% ON SHARES REDEEMED LESS THAN 90 DAYS, AND 1% ON SHARES REDEEMED BETWEEN 91 AND 364 DAYS, FROM THE DATE OF PURCHASE. 2 [EACH FUND ESTIMATES THAT OTHER EXPENSES (FEES AND EXPENSES OF THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" AS DEFINED IN THE INVESTMENT COMPANY
ACT) WILL BE LESS THAN OF .01% OF AVERAGE NET ASSETS FOR THE FIRST FISCAL YEAR.] 3 EACH FUND'S TOTAL OPERATING EXPENSES ARE EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISER BECAUSE THE ADVISER PAYS ALL OF THE FUND'S OPERATING EXPENSES (EXCEPT AS DESCRIBED IN FOOTNOTE 2). THROUGH _______, 1999, THE ADVISER HAS AGREED TO WAIVE A PORTION OF ITS FEES SO THAT THE TOTAL EXPENSES OF EACH FUND WILL BE 1.30% OF AVERAGE DAILY NET ASSETS.

EXAMPLE As a shareholder in a Fund, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                     1 YEAR            3 YEARS
                                                     ------            -------
     Alpha Analytics Value Fund                        $13                $41
     Alpha Analytics Small Cap Quant Fund              $13                $41

                                    THE FUNDS

         Alpha Analytics Value Fund and Alpha Analytics Small Cap Quant Fund (each a "Fund" or collectively the "Funds") were organized as series of Alpha Analytics Investment Trust, an Ohio business trust (the "Trust") on August 18, 1998. This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. The investment adviser to each Fund is Alpha Analytics Investment Group, LLC (the "Adviser"). The Adviser has retained Cambiar Investors, Inc. to serve as sub-adviser to the Alpha Analytics Value Fund (the "Sub-Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

ALPHA ANALYTICS VALUE FUND: The investment objective of Alpha Analytics Value Fund (the "Value Fund") is to provide long term capital appreciation. The Fund seeks to achieve its objective by pursuing a relative value philosophy, investing in stocks of companies that possess above-average financial characteristics in terms of balance sheet strength and profitability measures and that are attractively priced relative to the market and to the prices at which such stocks have sold on a historical basis. The Sub-Adviser uses fundamental analysis to select quality companies that are selling at the low end of their historical relative valuation levels based on price/earnings, price/book, price/sales, and price/cash flow analysis.

         In addition to using these quantitative factors, the Sub-Adviser seeks to identify companies experiencing positive developments not yet recognized by the market and having the potential to increase 50% in market value within 12 to 18 months (although it is not always realized). It is anticipated that the Value Fund will invest primarily in equity securities of well established U.S. companies that are relatively large in terms of revenues, assets and market capitalization. A security may be sold if positive developments are realized (for example, a target price is achieved), if the price moves too far too fast, if the security becomes overweighted or if positive developments fail to unfold. Market timing is not a part of the Sub-Adviser's investment strategy.

ALPHA ANALYTICS SMALL CAP QUANT FUND: The investment objective of Alpha Analytics Small Cap Quant Fund (the "Small Cap Quant Fund") is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing in stocks which have characteristics empirically associated with growth in share price. The Adviser uses a computer-driven quantitative investment model developed by the Fund's portfolio manager to evaluate stocks based on value and momentum indicators. The Adviser believes that it will be able to maximize expected return while minimizing risks by purchasing stocks selected by the model. A security may be sold when it achieves its targeted price, or when it declines significantly in value from its peak or purchase price, with respect to the market. The Adviser may deviate from the model for liquidity needs.

         It is anticipated that the Fund will invest primarily in equity securities of U.S. companies with smaller market capitalizations. Under normal circumstances, at least 65% of the Small Cap Quant Fund's assets will be invested in smaller capitalization stocks, defined by the Adviser as those stocks with market capitalization of less than $1.5 billion. By investing in smaller capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

GENERAL: Although each Fund intends to invest primarily in common stocks, each Fund may invest in other types of securities and utilize various investment techniques. See "Investment Policies and Techniques and Risk Considerations" on page __ for a more detailed discussion of each Fund's investment practices. For temporary defensive purposes under abnormal market or economic conditions, each Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no fund can give any assurance that its investment objective will be achieved. Shareholders should be aware that the Adviser is a newly formed company and has not previously managed assets organized as a mutual fund, and that the Small Cap Quant Fund's portfolio manager has limited experience in the investment management area. In addition, it should be noted that the Funds have no operating history. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained.

                           HOW TO INVEST IN THE FUNDS

         Each Fund is "no-load" and shares of each Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $5,000 ($2,000 for an IRA) and minimum subsequent investments of $250. These minimums may be waived by the Adviser for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from a Fund will not incur charges on purchases or redemptions, except as described below under "How To Redeem Shares - Redemption Fee".

INITIAL PURCHASE

         BY MAIL - You may purchase shares of a Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the appropriate fund, and sent to American Data Services, Inc., the Funds' transfer agent (the "Transfer Agent") at the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                   Overnight:
Alpha Analytics Funds                        Alpha Analytics Funds
c/o  American Data Services, Inc.            c/o  American Data Services, Inc.
P.O. Box 5536                                Hauppauge Corporate Center
Hauppauge, New York  11788-0132              150 Motor Parkway
                                             Hauppauge, New York  11788-5108

         Your purchase of shares of a Fund will be effected at the next share price calculated after receipt of your investment.

         BY WIRE - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 888-_______ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

Star Bank, N.A. Cinti/Trust                for:     ALPHA ANALYTICS VALUE FUND
ABA #0420-0001-3                           D.D.A.#
Attn: Mutual Fund                          ALPHA ANALYTICS SMALL CAP QUANT FUND
Account Name _________________             D.D.A.#
   (write in shareholder name)
For the Account # ______________
  (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the appropriate fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting [$150] or more from your bank checking account. You may change the amount of your monthly purchase at any time. Please contact the Transfer Agent to obtain withdrawal dates and the date your request must be received to be included in the next withdrawal.

TAX SHELTERED RETIREMENT PLANS

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

OTHER PURCHASE INFORMATION

         Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each of the Funds and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

                  Alpha Analytics Funds
                  c/o  American Data Services, Inc.
                  P.O. Box 5536
                  Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of each of the Funds or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in a Fund by calling the Transfer Agent 888-_______. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         REDEMPTION FEE - Shares held less than 90 days, and shares held between 91 and 364 days, and redeemed [(including exchanges]) from a Fund are subject to a short term redemption fee equal to 1.0% and 3.0%, respectively, of the net asset value of shares redeemed. Solely for purposes of calculating the one-year holding period, each Fund uses the "first-in, first out" (FIFO) method. That is, the date of any redemption or exchange will be compared to the earliest purchase date. If this holding period is less than one year, the applicable fee will be assessed. The fee will be prorated if a portion of the shares being redeemed or exchanged has been held for more than one year, or the shares are subject to more than one fee level. Shares acquired through reinvested dividend or capital gain distributions are exempt from the fee.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Transfer Agent at 888 ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has cleared, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of each Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                             SHARE PRICE CALCULATION

         The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value.
The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by each Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, each of the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, each Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

                             OPERATION OF THE FUNDS

         Each Fund is a diversified series of Alpha Analytics Investment Trust, an open-end management investment company organized as an Ohio business trust on August 18, 1998. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Funds retain various organizations to perform specialized services. The Trust retains Alpha Analytics Investment Group, LLC, 1901 Avenue of the Stars, Suite 123, Los Angeles, CA 90067 (the "Adviser") to manage the assets of each Fund. The Adviser was established in ______ 1998 and is controlled by _________. Each Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of the Fund's average daily net assets. Through ______, 1999, the Adviser has agreed to waive a portion of its fees so that the total expenses of each Fund will be 1.30% of average daily net assets. The Adviser pays all of the operating expenses of each Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Adviser.

         John M. Gipson, _________ of the Adviser, is primarily responsible for the day-to-day management of the Small Cap Quant Fund's portfolio. Mr. Gipson received his Ph.D. in theoretical physics from Yale University in 1982. He subsequently persued a career in science. Since January 1992, he was worked as the senior scientist for NVI, Inc. at NASA's Goddard Spaceflight Center. He has been an active and successful individual investor. In addition to managing his own portfolio he has worked as a financial consultant. Mr. Gipson joined the Adviser in _______, 1998.

         The Adviser has entered into a Sub-Advisory Agreement with Cambiar Investors, Inc., 8400 East Prentice Avenue, Suite 460, Englewood, CA 80111 ("Cambiar") to serve as the sub-adviser of the Value Fund. Cambiar, a Colorado corporation, was formed in 1973. It is a wholly-owned subsidiary of United Asset Management Corporation, a holding company established in 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Cambiar provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of _______, 1998, Cambiar had over $____ billion in assets under management. The investment decisions of the Value Fund are made by a committee of Cambiar, which is primarily responsible for the day-to-day management of the Fund's portfolio.

         Each Fund retains American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York 11788-5108 (the "Administrator") to manage the Funds' business affairs and provide the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Each Fund also retains American Data Service, Inc. (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. For its services as Administrator and Transfer Agent, American Data Services, Inc. receives a monthly fee from the Adviser based on assets and the number of shareholder accounts serviced, subject to an annual minimum fee of $42,000.

         Each Fund retains ADS Distributors, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                      SUB-ADVISER'S HISTORICAL PERFORMANCE

         Set forth below are certain performance data provided by the Sub-Adviser relating to the composite of separately managed accounts of clients of the Sub-Adviser. These accounts have the same investment objective as the Value Fund, and were managed using substantially similar, though not in all cases identical, investment strategies, techniques and policies as those contemplated for use by the Sub-Adviser in managing the Value Fund. The performance data for the managed accounts is net of all fees and expenses. The investment returns of the Value Fund may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Value Fund. Further, the separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The results presented are not intended to predict or suggest the return to be experienced by the Value Fund or the return an investor might achieve by investing in the Value Fund.

                  CAMBIAR INVESTORS, INC. -- COMPOSITE RETURNS
                     FOR INDIVIDUAL YEARS ENDED DECEMBER 31
                   (PERCENTAGE RETURNS NET OF MANAGEMENT FEES)

CALENDAR YEARS                                            CAMBIAR       S&P 500
                                                       INVESTORS, INC.   INDEX
--------------                                         -------------------------
1975......................................................... 34.80%     37.20 %
1976......................................................... 32.40%     23.80 %
1977......................................................... 14.40%     (7.20)%
1978......................................................... 22.50%      6.60 %
1979......................................................... 24.00%     18.40 %
1980......................................................... 25.50%     32.40 %
1981.........................................................  9.80%     (4.90)%
1982......................................................... 33.30%     21.60 %
1983......................................................... 22.60%     22.40 %
1984.........................................................  2.90%      6.10 %
1985......................................................... 29.30%     31.57 %
1986......................................................... 23.67%     18.21 %
1987.........................................................  6.10%      5.17 %
1988......................................................... 17.11%     16.50 %
1989......................................................... 23.23%     31.43 %
1990.........................................................  2.83%     (3.19)%
1991......................................................... 31.51%     30.55 %
1992.........................................................  9.56%      7.68 %
1993......................................................... 13.66%     10.00 %
1994.........................................................  1.00%      1.33 %
1995......................................................... 33.54%     37.50 %
1996......................................................... 23.92%     23.25 %
1997......................................................... 33.69%     33.36 %
Cumulative (1/1/75-12/31/97).............................. 6,517.30%  3,299.40 %
1-year period ended 12/31/97 (average annual)...............  33.69%     33.36 %
5-year period ended 12/31/97 (average annual)...............  20.49%     20.30 %
10-year period ended 12/31/98 (average annual)..............  18.44%     18.04 %
23-Year Mean (1/1/75-12/31/97)............................... 20.50%     17.40 %
Value of $1 invested during (1/1/75-12/31/97)............... $65.17     $32.99

---------
Notes:
1. The annualized return is calculated from monthly data, allowing for compounding. This methodology of calculating returns is different than the SEC Standard, which may produce different results.
2. The cumulative return means that $1 invested in the account on January 1, 1975 had grown to $65.19 by December 31, 1997.
3. The 23-year mean is the arithmetic average of the annual returns for the calendar years listed. 4. The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above.
5. During the period shown (1/1/75-12/31/97), fees on the Adviser's individual accounts ranged from 0.25% to 2.0% (25 basis points to 200 basis points). The Adviser's returns presented above are net of the maximum fee of 2.0%. Net returns to investors vary depending on the management fee.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Funds may purchase or employ. The Statement of Additional Information provides more information.

EQUITY SECURITIES. Equity securities include common stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

         Each Fund may invest up to [25%] of its assets in foreign equity securities by purchasing American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The Small Cap Quant Fund may also purchase the equity securities of Canadian companies. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a when- issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. [A Fund may engage in these types of purchases in order to buy securities that fit within its investment objective at attractive prices, not to increase its investment leverage.]

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

SHORT SALES. The Small Cap Quant Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, the Small Cap Quant Fund will be required to maintain a segregated account with the Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

FUTURES AND OPTIONS. The Small Cap Quant Fund may buy and write put and call options, and may invest in futures contracts, provided the Fund's investment in each does not exceed 5% of its assets. The Statement of Additional Information provides information about these securities and the risks involved. BORROWING. Each Fund may borrow up to one third of the value of its total assets as a temporary measure for extraordinary or emergency purposes (including to meet redemption requests). Neither Fund will purchase any securities while borrowings representing more than 5% of its assets are outstanding.

                               GENERAL INFORMATION

         FUNDAMENTAL POLICIES. The investment limitations set forth in the Statement of Additional

Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the applicable Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         PORTFOLIO TURNOVER. Neither of the Funds intends to purchase or sell securities for short term trading purposes. However, if the objective of a Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the portfolio turnover will not exceed 50% annually for the Value Fund and 200% annually for the Small Cap Quant Fund. The brokerage commissions incurred by the Small Cap Quant Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Small Cap Quant Fund's higher turnover rate may result in the realization, for federal tax purposes, of more net capital gains, and any distributions derived from such gains may be ordinary income.

         SHAREHOLDER RIGHTS. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. Prior to the offering made by this Prospectus, ___________ purchased for investment all of the outstanding shares of each Fund and may be deemed to control the Funds.

         Each Fund acknowledges that it is solely responsible for the information or any lack of information about it in this joint Prospectus and in the joint Statement of Additional Information, and no other Fund is responsible therefor. There is a possibility that one Fund might be deemed liable for misstatements or omissions regarding another Fund in this Prospectus or in the joint Statement of Additional Information; however, the Funds deem this possibility slight.

                             PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

         THE ADVERTISED PERFORMANCE DATA OF EACH FUND IS BASED ON HISTORICAL PERFORMANCE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. RATES OF TOTAL RETURN QUOTED BY A FUND MAY BE HIGHER OR LOWER THAN PAST QUOTATIONS, AND THERE CAN BE NO ASSURANCE THAT ANY RATE OF TOTAL RETURN WILL BE MAINTAINED. THE PRINCIPAL VALUE OF AN INVESTMENT IN EACH FUND WILL FLUCTUATE SO THAT A SHAREHOLDER'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE SHAREHOLDER'S ORIGINAL INVESTMENT.

INVESTMENT ADVISER                          INVESTMENT SUB-ADVISER
                                            (TO THE VALUE FUND)
Alpha Analytics Investment Group, LLC       Cambiar Investors, Inc.
c/o  Corporate Management Group, Inc.       8400 East Prentice Avenue, Suite 460
1901 Avenue of the Stars, Suite 123         Englewood, CO  80111
Los Angeles, CA 90067

LEGAL COUNSEL                               ADMINISTRATOR
Brown, Cummins & Brown Co., L.P.A.          American Data Services, Inc.
3500 Carew Tower, 441 Vine Street           150 Motor Parkway
Cincinnati, OH  45202                       Hauppauge, New York  11788-5108

CUSTODIAN                                   DISTRIBUTOR
Star Bank, N.A.                             ADS Distributors, Inc.
425 Walnut Street, M.L. 6118                150 Motor Parkway
Cincinnati, Ohio  45202                     Hauppauge, New York  11788-5108

TRANSFER AGENT (ALL PURCHASES AND           INDEPENDENT AUDITORS
ALL REDEMPTION REQUESTS)                    __________________________
American Data Services, Inc.                __________________________
P.O. Box 5536                               __________________________
Hauppauge, New York  11788-0132

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by a Fund. This Prospectus does not constitute an offer by any of the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS
                                                                            PAGE

SUMMARY OF FUND EXPENSES ...................................................   2
    Shareholder Transaction Expenses .......................................   2

THE FUNDS ..................................................................   3

INVESTMENT OBJECTIVE AND STRATEGIES ........................................   3

HOW TO INVEST IN THE FUNDS .................................................   4
    Initial Purchase .......................................................   4
    Additional Investments .................................................   5
    Tax Sheltered Retirement Plans .........................................   5
    Other Purchase Information .............................................   6

HOW TO REDEEM SHARES .......................................................   6
    By Mail ................................................................   6
    By Telephone ...........................................................   6
    Redemption Fee .........................................................   7
    Additional Information .................................................   7

SHARE PRICE CALCULATION ....................................................   7

DIVIDENDS AND DISTRIBUTIONS ................................................   8

TAXES ......................................................................   8

OPERATION OF THE FUNDS .....................................................   9

SUB-ADVISER'S HISTORICAL PERFORMANCE .......................................  10

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS .................  12
    Equity Securities ......................................................  12
    When-Issued and Delayed Delivery Securities ............................  12
    Repurchase Agreements ..................................................  13
    Short Sales ............................................................  13
    Futures and Options ....................................................  13
    Borrowing ..............................................................  13

GENERAL INFORMATION ........................................................  13
    Fundamental Policies ...................................................  13
    Portfolio Turnover .....................................................  14
         Shareholder Rights ................................................  14

PERFORMANCE INFORMATION ....................................................  14

                        ALPHA ANALYTICS INVESTMENT TRUST
                           ALPHA ANALYTICS VALUE FUND
                      ALPHA ANALYTICS SMALL CAP QUANT FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                                      ____________________, 1998

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Alpha Analytics Value Fund and Alpha Analytics Small Cap Quant Fund dated ________________, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box ______, Hauppauge, New York 11788-______, or by calling 1-888-_______.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

INVESTMENT ADVISORY ARRANGEMENTS...............................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

DESCRIPTION OF THE TRUST

         Alpha Analytics Value Fund (the "Value Fund") and Alpha Analytics Small Cap Quant Fund (the "Small Cap Quant Fund") (each a "Fund" or collectively, the "Funds") were organized as series of Alpha Analytics Investment Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 18, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of a Fund's assets, see "Share Price Calculation" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. AMERICAN DEPOSITORY RECEIPTS (ADRS). ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         B. OPTION TRANSACTIONS. Up to 5% of the Small Cap Quant Fund's net assets may be invested in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         C. FUTURES CONTRACTS. When the Small Cap Quant Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Funds's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Small Cap Quant Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Successful use of futures contracts will depend on the Adviser's ability to predict the future direction of stock prices or interest rates and incorrect predictions by the Adviser may have an adverse effect on the Fund. In this regard, it should be noted that the skills and techniques necessary to arrive at such predictions are different from those needed to predict price changes in individual stocks.

         D. BORROWING. Because the Funds' investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Funds' net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT LIMITATIONS

         FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. BORROWING MONEY. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. SENIOR SECURITIES. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. UNDERWRITING. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. REAL ESTATE. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. COMMODITIES. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. LOANS. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. CONCENTRATION. Neither Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. PLEDGING. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. BORROWING. Neither Fund will purchase any security while borrowings representing more than 5% of its total assets are outstanding.

         3. MARGIN PURCHASES. Neither Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. SHORT SALES. The Alpha Analytics Value Fund will not effect short sales of securities.

         5. OPTIONS. The Alpha Analytics Value Fund will not purchase or sell puts, calls, options or straddles.

         6. ILLIQUID INVESTMENTS. Neither Fund will invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. LOANS OF PORTFOLIO SECURITIES. Neither Fund will make loans of portfolio securities.

INVESTMENT ADVISORY ARRANGEMENTS

         INVESTMENT ADVISER. The investment adviser to each Fund is Alpha Analytics Investment Group LLC, 1901 Avenue of the Stars, Suite 123, Los Angeles, CA 90067 (the "Adviser"). Robert G. Gipson, Trustee and President of the Trust, is the President of the Adviser.

         Under the terms of each Fund's management agreement (each an "Agreement" or collectively the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

         The Adviser retains the right to use the name "Alpha Analytics" or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Alpha Analytics" in connection with each Fund automatically ceases ninety days after termination of the respective Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on any Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

         SUB-ADVISER. Cambiar Investors, Inc., ("Cambiar") is the Sub-adviser to the Value Fund. Cambiar is a wholly-owned subsidiary of United Asset Management Corporation, a holding company. Under the terms of the Sub-Advisory Agreement, the Sub-adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

                 [insert information re: Sub-Advisory Agreement]








TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

=================================================================================================
       NAME, AGE AND ADDRESS          POSITION          PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------
Robert E. Gipson*                     President,
Age:  __                              Treasurer
1901 Avenue of the Stars              and Trustee
Suite 123
Los Angeles, CA 90067
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

=================================================================================================

         Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The following table estimates the Trustees' compensation for the first full year of the Trust ending ________________, 1999.

================================================================================
                                             TOTAL COMPENSATION
                                            FROM TRUST (THE TRUST
               NAME                                   IS
                                                NOT IN A FUND
                                    COMPLEX)
--------------------------------------------------------------------------------
Robert E. Gipson                                      $0
--------------------------------------------------------------------------------
                                                    $------
--------------------------------------------------------------------------------
                                                    $------
================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                   P(1+T)n  =  ERV

 Where:            P        =  a hypothetical $1,000 initial investment
                   T        =  average annual total return
                   n        =  number of years
                   ERV      =  ending redeemable value at the end of the
                               applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Funds may also provide nonstandardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Funds' shares) as of the end of a specified period.

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

TRANSFER AGENT

         American Data Services, Inc. ("ADS"), P.O. Box 5536, Hauppauge, New York 11788- 0132, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS, in its capacity as Fund Administrator, provides the Funds with certain monthly reports, record-keeping and other management-related services. For a description of the fees paid by the Adviser on behalf of the Funds for these administrative services, see "Operation of the Funds" in the Funds' Prospectus.

ACCOUNTANTS

         [TO BE SUPPLIED]

DISTRIBUTOR

         ADS Distributors, Inc. (the "Distributor"), P.O. Box 5536, Hauppauge, New York 11788-0132, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is an affiliated company of ADS, the Funds' transfer agent.


FINANCIAL STATEMENTS

         [TO BE SUPPLIED]

                        ALPHA ANALYTICS INVESTMENT TRUST


PART C.     OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
--------    ---------------------------------

            (a)    Financial Statements

                   Included in Part A:  None

                   Included in Part B:  None

            (b)    Exhibits

                   (1) Copy of Registrant's Agreement and Declaration of Trust is filed herewith.

                   (2)  Copy of Registrant's By-Laws is filed herewith.

                   (3)  Voting Trust Agreements - None.

                   (4)  Specimen of Share Certificates - None.

                   (5) (a) Copy of Registrant's Proposed Management Agreement with its Adviser, Alpha Analytics Investment Group LLC, for the Small Cap Quant Fund is filed herewith.

                        (b) Copy of Registrant's Proposed Management Agreement with its Adviser, Alpha Analytics Investment Group LLC, for the Value Fund is filed herewith.

                   (6) Copy of Registrant's Underwriting or Distribution Contracts and Agreements with Principal Underwriters and Distributors (to be supplied).

                   (7)  Bonus, Profit Sharing, Pension or Similar
                        Contracts for the benefit of Directors or Officers - None.

                   (8) Copy of Registrant's Agreement with the Custodian (to be supplied).

                   (9)  Other Material Contracts - None.

                   (10) Opinion and Consent of Brown, Cummins & Brown Co.,
                        L.P.A. is filed herewith.

                   (11) Consent of independent public accountants - None.

                   (12) Financial Statements Omitted from Item 23 - None.

                   (13) Copy of Letter of Initial Stockholders (to be
                        supplied).

                   (14) Model Plan used in Establishment of any Retirement Plan
                        - None.

                   (15) Copy of 12b-1 Distribution Expense Plan - None.

                   (16) Schedule for Computation of Each Performance Quotation
                        - None.

                   (17) Financial Data Schedule - None.

                   (18) Rule 18f-3 Plan - None.

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT
--------    -----------------------------------------------------------------

            None.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES (AS OF AUGUST 31, 1998)
--------    -------------------------------------------------------

      TITLE OF CLASS                                 NUMBER OF RECORD HOLDERS
      --------------                                 ------------------------

Alpha Analytics Value Fund                                    0
Alpha Analytics Small Cap Quant Fund                          0

ITEM 27.    INDEMNIFICATION
--------    ---------------

            (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                   SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                   SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code
                   Section 1701.13(E), shall govern.

                   SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                   The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

           (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

            (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------    ----------------------------------------------------

            A. Alpha Analytics Investment Group LLC ("AAIG"), 1901 Avenue of the Stars, Suite 123, Los Angeles, CA 90067 is a registered investment adviser.

                   (1) AAIG has engaged in no other business during the past two fiscal years.

                   (2) [The following list sets forth other substantial business activities of the officers and directors of AAIG: to be supplied].

ITEM 29.    PRINCIPAL UNDERWRITERS
--------    ----------------------

            (a) ADS Distributors, Inc., the Registrant's distributor, acts as distributor for Amerindo Technology Fund, The Canandagua Funds, and America Asia Allocation Growth Fund.

            (b) Information with respect to each director and officer of ADS Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No.
                   8-49995).

            (c)    Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
--------    --------------------------------

                   Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1901 Avenue of the Stars, Suite 123, Los Angeles, CA 90067 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.

ITEM 31.    MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
--------    -------------------------------------------------

            None.

ITEM 32.    UNDERTAKINGS
--------    ------------

            (a)    Not Applicable.

            (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California on the 24th day of September, 1998.

                                                Alpha Analytics Investment Trust



                                                     By:/s/ ROBERT E. GIPSON
                                                        ________________________
                                                        Robert E. Gipson
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                                              By:/s/ ROBERT E. GIPSON
                                                 _______________________________

                                              Robert E. Gipson
                                              President, Treasurer and Trustee
                                              September 24, 1998

                                  EXHIBIT INDEX

                                                                           PAGE


1.  Agreement and Declaration of Trust..................................EX-99.B1

2.  By-laws ............................................................EX-99.B2

3.  Proposed Management Agreement for the Small Cap Quant Fund........EX-99.B5.1

4.  Proposed Management Agreement for the Value Fund..................EX-99.B5.2

5.  Opinion and Consent of Brown, Cummins & Brown Co., L.P.A...........EX-99.B10